Prepayments (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Prepayments [Line Items]
Prepaid Expense	$ 835,897
Prepayments – current	208,974
Amortization of Prepayments	208,974
four service agreements [Member]
Prepayments [Line Items]
Prepaid Expense	$ 1,044,872